Note A - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Composition of Loan Portfolio [Table Text Block]
	% of Total Loans
	2013	2012
Residential real estate loans	37.79%	40.49%
Commercial real estate loans	32.79%	31.35%
Consumer loans	18.05%	17.91%
Commercial and industrial loans	11.37%	10.25%
	100.00%	100.00%